Debt Debt - Summary (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Current portion of long-term debt and short-term debt	$ 975,027
Long-term debt	1,579,365	$ 1,835,102
Total	2,554,392
VIE debt
Debt Instrument [Line Items]
Current portion of long-term debt and short-term debt	835,334
Long-term debt	860,015	$ 1,200,774
Total	1,695,349
Golar
Debt Instrument [Line Items]
Current portion of long-term debt and short-term debt	139,693
Long-term debt	719,350
Total	$ 859,043